Consolidated Balance Sheets (Unaudited) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current Assets
Cash		$ 18,698,268	$ 4,834,350
Accounts receivable, net		32,444	396,288
Advances to suppliers, net		3,736,795	2,070,333
Prepayments and other current assets, net		134,529	9,438,440
Total current assets		22,602,036	16,739,411
Non-current Assets
Property and equipment, net		5,596	7,499
Intangible assets, net		5,462	5,709
Right-of-use assets		14,181	18,035
Other assets		18,882	23,744
Total non-current assets		44,121	54,987
Total Assets		22,646,157	16,794,398
Current Liabilities
Short-term loans		805,464	701,577
Accounts payable		1,035,592	718,130
Taxes payables		346,707	875,612
Accruals and other liabilities		125,621	152,197
Operating lease liabilities – current portion		7,414	7,374
Total current liabilities		2,774,647	2,912,662
Non-current Liabilities
Operating lease liabilities			7,584
Deferred tax liabilities		338	154
Total non-current liabilities		338	7,738
Total Liabilities		2,774,985	2,920,400
Commitments and contingencies (Note 13)
Shareholders’ Equity
Ordinary shares ($0.0016 par value, 500,000,000 authorized 3,112,500 and 1,687,500 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	[1]	4,980	2,700
Additional paid-in-capital		20,276,520	14,578,800
Statutory reserves		401,295	570,807
Accumulated deficit		(718,136)	(1,233,509)
Accumulated other comprehensive loss		(93,487)	(44,800)
Total shareholders’ equity		19,871,172	13,873,998
Total liabilities and shareholders’ equity		22,646,157	16,794,398
Related Party
Current Liabilities
Amounts due to a related party		$ 453,849	$ 457,772

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.